OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
OPERATING EXPENSES
Schedule of operating expense main components

	Years ended December 31,
	2018	2017	2016
Employee benefit expenses and severance payments	Profit (loss)
Salaries, Social security expenses and benefits	(27,026)	(10,817)	(10,007)
Severance indemnities and termination benefits	(2,273)	(362)	(186)
Other employee expenses	(749)	(486)	(410)
	(30,048)	(11,665)	(10,603)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(8,533)	(4,300)	(5,271)
Fees for services	(7,629)	(2,930)	(2,619)
Directors and Supervisory Committee's fees	(99)	(24)	(22)
	(16,261)	(7,254)	(7,912)
Taxes and fees with the Regulatory Authority
Turnover tax	(7,361)	(2,157)	(1,218)
Municipal taxes	(1,811)	(1,026)	(838)
Other taxes and fees	(4,437)	(1,676)	(2,285)
	(13,609)	(4,859)	(4,341)

	Years ended December 31,
	2018	2017	2016
Cost of equipment and handsets	Profit (loss)
Inventory balance at the beginning of the year	(189)	(515)	(9)
Plus:
Incorporation by merger (Note 4.a)	(2,739)	(232)	(47)
Purchases	(9,608)	(285)	(1,341)
Other	(20)	350	—
Less:
Inventory balance at the end of the year	2,889	189	515
	(9,667)	(493)	(882)
Other operating income and expenses
Provisions	(1,254)	(359)	(348)
Rentals and internet capacity	(3,321)	(1,121)	(862)
Other	(5,100)	(1,766)	(1,915)
	(9,675)	(3,246)	(3,125)
Depreciation, amortization and impairment of PP&E and Intangible assets
Depreciation of PP&E	(27,643)	(9,698)	(7,719)
Amortization of intangible assets	(5,378)	(106)	(164)
Impairment of PP&E	(467)	—	—
Impairment of Intangible assets	(1,623)	—	—
	(35,111)	(9,804)	(7,883)

Schedule of operating expenses disclosed per function

	Operating	Commercializa-tion	Administration	Total	Total	Total
Concept	costs	costs	costs	12.31.2018	12.31.2017	12.31.2016
Employee benefit expenses and severance payments	(16,724)	(4,241)	(9,083)	(30,048)	(11,665)	(10,603)
Interconnection costs and other telecommunication charges	(5,478)	(11)	(36)	(5,525)	(1,311)	(1,360)
Fees for services, maintenance, materials and supplies	(8,548)	(2,796)	(4,917)	(16,261)	(7,254)	(7,912)
Taxes and fees with the Regulatory Authority	(13,420)	(23)	(166)	(13,609)	(4,859)	(4,341)
Commissions and advertising	(229)	(1,451)	(9,530)	(11,210)	(3,691)	(3,464)
Cost of equipment and handsets	(9,667)	—	—	(9,667)	(493)	(882)
Programming and content costs	(12,149)	—	(7)	(12,156)	(9,116)	(7,778)
Bad debt expenses	(2)	—	(3,525)	(3,527)	(901)	(741)
Other operating income and expenses	(6,668)	(1,141)	(1,866)	(9,675)	(3,246)	(3,125)
Depreciation, amortization and impairment of PP&E and Intangible assets	(27,306)	(2,545)	(5,260)	(35,111)	(9,804)	(7,883)
Total as of 12.31.2018	(100,191)	(12,208)	(34,390)	(146,789)	—	—
Total as of 12.31.2017	(34,316)	(7,953)	(10,071)	—	(52,340)	—
Total as of 12.31.2016	(31,584)	(8,089)	(8,416)	—	—	(48,089)

Schedule of Future minimum lease payments on non cancellable operating lease agreements

	Less than 1		More than 5
	year	1‑5 years	years	Total
2016	430	455	26	911
2017	467	391	25	883
2018	1,754	2,286	479	4,519